Fair Value - Summary of Changes in Items Measured Using Level 3 Inputs on Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Servicing received as proceeds from sales of mortgage loans	$ 7,337	$ 13,963	$ 47,693
Changes in fair value included in income arising from:
Transfers of mortgage loans under forward purchase agreements to mortgage loans	0	0	205,902
Recurring [Member]
Assets:
Beginning balance	2,584,642	2,453,768	2,461,217
Purchases and issuances	74,631	515,870	655,718
Repayments and sales	(755,132)	(297,163)	(618,395)
Capitalization of interest	107,421	83,119	80,142
ESS received pursuant to a recapture agreement with PFSI	6,603	6,728	7,342
Interest rate lock commitments issued, net		50,536	56,367
Sales			0
Servicing received as proceeds from sales of mortgage loans	7,337	13,963	47,693
Proceeds from CRT Agreements	(21,298)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	26,910	42,267	36,600
Other factors	(14,602)	15,766	150,900
Total	12,308	58,033	187,500
Transfers of mortgage loans to REO and real estate held for investment	(201,043)
Transfers of mortgage loans to REO		(285,331)	(344,733)
Transfers of mortgage loans at fair value from level 2 to level 3		23,859
Transfers of mortgage loans under forward purchase agreements to mortgage loans			0
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements			(9,802)
Transfers of interest rate lock commitments to mortgage loans acquired for sale	(88,705)	(38,740)	(69,281)
Ending balance	1,726,764	2,584,642	2,453,768
Changes in fair value recognized during the period relating to assets	(25,727)	72,224	95,075
Recurring [Member] | CRT Agreements [Member]
Assets:
Beginning balance	593	0
Purchases and issuances	0	0
Repayments and sales	0	0
Capitalization of interest	0	0
ESS received pursuant to a recapture agreement with PFSI	0	0
Interest rate lock commitments issued, net		0
Servicing received as proceeds from sales of mortgage loans	0	0
Proceeds from CRT Agreements	(21,298)
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	0	0
Other factors	36,315	593
Total	36,315	593
Transfers of mortgage loans to REO and real estate held for investment	0
Transfers of mortgage loans to REO		0
Transfers of mortgage loans at fair value from level 2 to level 3		0
Transfers of interest rate lock commitments to mortgage loans acquired for sale	0	0
Ending balance	15,610	593	0
Changes in fair value recognized during the period relating to assets	15,610	593
Recurring [Member] | Interest Rate Lock Commitments [Member]
Assets:
Beginning balance	4,646	5,661	1,249
Purchases and issuances	71,892	0	0
Repayments and sales	0	0	0
Capitalization of interest	0	0	0
ESS received pursuant to a recapture agreement with PFSI	0	0	0
Interest rate lock commitments issued, net		50,536	56,367
Sales			0
Servicing received as proceeds from sales of mortgage loans	0	0	0
Proceeds from CRT Agreements	0
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	0	0	0
Other factors	15,944	(12,811)	17,326
Total	15,944	(12,811)	17,326
Transfers of mortgage loans to REO and real estate held for investment	0
Transfers of mortgage loans to REO		0	0
Transfers of mortgage loans at fair value from level 2 to level 3		0
Transfers of mortgage loans under forward purchase agreements to mortgage loans			0
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements			0
Transfers of interest rate lock commitments to mortgage loans acquired for sale	(88,705)	(38,740)	(69,281)
Ending balance	3,777	4,646	5,661
Changes in fair value recognized during the period relating to assets	3,777	4,646	5,661
Recurring [Member] | Interest-only security payable [Member]
Liabilities:
Beginning balance	0
Purchases and issuances	0
Repayments and sales	0
Capitalization of interest	0
Changes in fair value included in income arising from:
Changes in instrument- specific credit risk	0
Other factors	4,114
Total	4,114
Ending balance	4,114	0
Changes in fair value recognized during the period relating to assets	4,114
Recurring [Member] | Mortgage loans at fair value [Member]
Assets:
Beginning balance	2,100,394	2,199,583	2,076,665
Purchases and issuances	0	241,981	554,604
Repayments and sales	(626,095)	(218,585)	(572,586)
Capitalization of interest	84,820	57,754	65,050
ESS received pursuant to a recapture agreement with PFSI	0	0	0
Interest rate lock commitments issued, net		0	0
Sales			0
Servicing received as proceeds from sales of mortgage loans	0	0	0
Proceeds from CRT Agreements	0
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	26,910	42,267	34,785
Other factors	(30,414)	38,866	179,896
Total	(3,504)	81,133	214,681
Transfers of mortgage loans to REO and real estate held for investment	(201,043)
Transfers of mortgage loans to REO		(285,331)	(344,733)
Transfers of mortgage loans at fair value from level 2 to level 3		23,859
Transfers of mortgage loans under forward purchase agreements to mortgage loans			205,902
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements			0
Transfers of interest rate lock commitments to mortgage loans acquired for sale	0	0	0
Ending balance	1,354,572	2,100,394	2,199,583
Changes in fair value recognized during the period relating to assets	(15,877)	77,867	134,724
Recurring [Member] | Excess servicing spread [Member]
Assets:
Beginning balance	412,425	191,166	138,723
Purchases and issuances	0	271,554	99,728
Repayments and sales	(129,037)	(78,578)	(39,257)
Capitalization of interest	22,601	25,365	13,292
ESS received pursuant to a recapture agreement with PFSI	6,603	6,728	7,342
Interest rate lock commitments issued, net		0	0
Sales			0
Servicing received as proceeds from sales of mortgage loans	0	0	0
Proceeds from CRT Agreements	0
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	0	0	0
Other factors	(23,923)	(3,810)	(28,662)
Total	(23,923)	(3,810)	(28,662)
Transfers of mortgage loans to REO and real estate held for investment	0
Transfers of mortgage loans to REO		0	0
Transfers of mortgage loans at fair value from level 2 to level 3		0
Transfers of mortgage loans under forward purchase agreements to mortgage loans			0
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements			0
Transfers of interest rate lock commitments to mortgage loans acquired for sale	0	0	0
Ending balance	288,669	412,425	191,166
Changes in fair value recognized during the period relating to assets	(16,713)	(3,810)	(28,662)
Recurring [Member] | Mortgage servicing rights [Member]
Assets:
Beginning balance	66,584	57,358	26,452
Purchases and issuances	2,739	2,335	0
Repayments and sales	0	0	(139)
Capitalization of interest	0	0	0
ESS received pursuant to a recapture agreement with PFSI	0	0	0
Interest rate lock commitments issued, net		0	0
Sales			0
Servicing received as proceeds from sales of mortgage loans	7,337	13,963	47,693
Proceeds from CRT Agreements	0
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	0	0	0
Other factors	(12,524)	(7,072)	(16,648)
Total	(12,524)	(7,072)	(16,648)
Transfers of mortgage loans to REO and real estate held for investment	0
Transfers of mortgage loans to REO		0	0
Transfers of mortgage loans at fair value from level 2 to level 3		0
Transfers of mortgage loans under forward purchase agreements to mortgage loans			0
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements			0
Transfers of interest rate lock commitments to mortgage loans acquired for sale	0	0	0
Ending balance	64,136	66,584	57,358
Changes in fair value recognized during the period relating to assets	$ (12,524)	(7,072)	(16,648)
Recurring [Member] | Mortgage loans under forward purchase agreements [Member]
Assets:
Beginning balance		$ 0	218,128
Purchases and issuances			1,386
Repayments and sales			(6,413)
Capitalization of interest			1,800
ESS received pursuant to a recapture agreement with PFSI			0
Interest rate lock commitments issued, net			0
Sales			0
Servicing received as proceeds from sales of mortgage loans			0
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk			1,815
Other factors			(1,012)
Total			803
Transfers of mortgage loans to REO			0
Transfers of mortgage loans under forward purchase agreements to mortgage loans			(205,902)
Transfers of mortgage loans under forward purchase agreements to REO under forward purchase agreements			(9,802)
Transfers of interest rate lock commitments to mortgage loans acquired for sale			0
Ending balance			0
Changes in fair value recognized during the period relating to assets			$ 0